Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Inventory write off	$ 2,624	$ 1,759	$ 2,988
Lease term	98 years
Provisions for estimated sales returns	$ 721	570
Contract Liabilities	2,867	3,931
Recognized revenues	1,560
Revenues from shipping	1,639	1,702	1,355
Fair value of outstanding forward and option	16	(111)
Pretax income (expenses)	16	(21)	18
Advertising costs	1,981	1,077	612
Bad debt expenses	$ 26	19	97
Monthly deposits rate	8.33%
Severance and garden leave pay expenses	$ 1,808	$ 1,483	$ 1,394
Anti-dilutive excluded from calculation of diluted net earnings per share (in Shares)	536,359	884,028
right-of-use leased assets and iabilities		$ 14,905